Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Information on Restricted Share Plan
Information of restricted shares was as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2024	2023	2022
Shares unvested as of January 1	3,419	5,569	7,791
Shares granted	84	—	—
Shares vested	(1,750)	(1,889)	(1,948)
Shares forfeited	(588)	(261)	(274)
Shares unvested as of December 31	1,165	3,419	5,569
Information of RSUs was as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2024	2023	2022
RSUs unvested as of January 1	1,696	3,614	—
RSUs granted	—	28	3,910
RSUs vested	(733)	(1,771)	(259)
RSUs forfeited	(468)	(175)	(37)
RSUs unvested as of December 31	495	1,696	3,614

Information on Employee Share Options
Information of share options was as follows:

	For the Year Ended December 31
	2024		2023		2022
	Options (in Thousands)	Weighted Average Exercise Price	Options (in Thousands)	Weighted Average Exercise Price	Options (in Thousands)	Weighted Average Exercise Price
Options outstanding as of January 1	11,169	$3.94	4,848	$5.20	—	$—
Options granted	5,304	1.34	6,430	3.01	4,874	5.20
Options forfeited	(3,700)	3.01	(74)	4.78	(25)	5.20
Options exercised	—	—	—	—	(1)	5.20
Options expired	(1,767)	2.26	(35)	5.20	—	—
Options outstanding as of December 31	11,006	3.08	11,169	3.94	4,848	5.20
Options exercisable as of December 31	7,069	3.50	4,457	4.18	1,217	5.20

Information on Fair Values of Share Options on Grant Date
The fair values of share options on the grant dates were derived from the Binomial Model. The inputs to the model were as follows:

	Share Options Granted in 2024	Share Options Granted in 2023	Share Options Granted in 2022
Weighted average share price (in U.S. dollars per share)	$1.29 - $1.46	$2.94 - $3.01	$5.20
Weighted average exercise price (in U.S. dollars per share)	$1.29 - $1.46	$3.00 - $3.01	$5.20
Expected volatility	67.42% - 68.11%	64.22%- 64.87%	65.50%
Option life (in years)	10.0	10.0	10.0
Expected dividend yield	—%	—%	—%
Risk-free interest rate	3.85% - 4.46%	3.61% - 4.25%	2.86%
Expected early exercise multiple	2.2 - 2.8	2.2 - 2.8	2.2